Acquisitions - SFA Oxford, Qinisele (Details) £ in Millions, R in Millions	Dec. 31, 2019 ZAR (R)	Oct. 31, 2019 ZAR (R)	Mar. 04, 2019 GBP (£)	Mar. 04, 2019 ZAR (R)
Disclosure of detailed information about business combination [line items]
Contingent consideration related to acquisition	R 55.8
Gain on Acquisition
Goodwill expected to be deductible for tax purposes	0.0
SFA Oxford Limited [Member]
Disclosure of detailed information about business combination [line items]
Upfront payment			£ 4	R 74.7
Contingent consideration related to acquisition | £			£ 6
Percentage of control acquired			100.00%	100.00%
Gain on Acquisition
Consideration				R 127.1
Fair value of identifiable net assets				(4.4)
Goodwill recognised as of acquisition date				122.7
Goodwill expected to be deductible for tax purposes				R 0.0
Qinisele Resources [Member]
Disclosure of detailed information about business combination [line items]
Percentage of control acquired		100.00%
Gain on Acquisition
Consideration		R 54.8
Fair value of identifiable net assets		(0.5)
Goodwill recognised as of acquisition date		R 54.3
Goodwill expected to be deductible for tax purposes	R 0.0